Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Value Portfolio
March 31, 2023
VIPVAL-NPRT1-0523
1.799871.119
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA (a)	74,200	2,885,464
Interactive Media & Services - 4.0%
Alphabet, Inc. Class A (b)	80,512	8,351,510
Meta Platforms, Inc. Class A (b)	52,845	11,199,969
		19,551,479
Media - 1.2%
Comcast Corp. Class A	82,538	3,129,016
Interpublic Group of Companies, Inc.	921	34,298
Nexstar Broadcasting Group, Inc. Class A	14,400	2,486,304
		5,649,618
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (b)	16,000	2,317,440
TOTAL COMMUNICATION SERVICES		30,404,001
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 1.8%
Adient PLC (b)	126,000	5,160,960
Autoliv, Inc.	40,671	3,797,045
		8,958,005
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (b)	109,089	4,213,017
Hotels, Restaurants & Leisure - 1.8%
Bowlero Corp. Class A (b)	289,223	4,902,330
Hilton Grand Vacations, Inc. (b)	83,694	3,718,524
		8,620,854
Household Durables - 1.1%
Mohawk Industries, Inc. (b)	27,919	2,798,042
Tempur Sealy International, Inc.	60,000	2,369,400
		5,167,442
Specialty Retail - 3.6%
American Eagle Outfitters, Inc.	431,749	5,802,707
Lithia Motors, Inc. Class A (sub. vtg.) (c)	17,968	4,113,414
Upbound Group, Inc.	114,929	2,816,910
Victoria's Secret & Co. (b)	131,365	4,486,115
		17,219,146
TOTAL CONSUMER DISCRETIONARY		44,178,464
CONSUMER STAPLES - 3.4%
Beverages - 0.9%
Primo Water Corp.	286,058	4,390,990
Food & Staples Retailing - 1.6%
U.S. Foods Holding Corp. (b)	199,471	7,368,459
Food Products - 0.9%
Darling Ingredients, Inc. (b)	75,907	4,432,969
TOTAL CONSUMER STAPLES		16,192,418
ENERGY - 10.8%
Energy Equipment & Services - 0.3%
Expro Group Holdings NV (b)	78,330	1,438,139
Oil, Gas & Consumable Fuels - 10.5%
Canadian Natural Resources Ltd. (c)	129,890	7,187,919
Cenovus Energy, Inc. (Canada)	267,631	4,669,433
Exxon Mobil Corp.	149,822	16,429,481
Hess Corp.	52,635	6,965,716
Imperial Oil Ltd. (c)	130,984	6,661,140
Targa Resources Corp.	54,300	3,961,185
Tourmaline Oil Corp. (c)	118,382	4,933,240
		50,808,114
TOTAL ENERGY		52,246,253
Financial Services - 1.1%
Commercial & Residential Mortgage Finance - 1.1%
Walker & Dunlop, Inc.	68,351	5,206,296
FINANCIALS - 16.6%
Banks - 4.4%
East West Bancorp, Inc.	59,700	3,313,350
First Citizens Bancshares, Inc.	6,178	6,011,812
M&T Bank Corp.	54,674	6,537,370
Popular, Inc.	52,800	3,031,248
Signature Bank	45,279	8,286
U.S. Bancorp	62,000	2,235,100
		21,137,166
Capital Markets - 3.3%
Ameriprise Financial, Inc.	20,874	6,397,881
LPL Financial	29,858	6,043,259
Raymond James Financial, Inc.	38,897	3,627,923
		16,069,063
Consumer Finance - 1.7%
OneMain Holdings, Inc.	122,647	4,547,751
SLM Corp.	285,871	3,541,942
		8,089,693
Diversified Financial Services - 1.4%
Apollo Global Management, Inc.	102,978	6,504,090
Financial Services - 0.7%
Global Payments, Inc.	33,274	3,501,756
Insurance - 5.1%
American Financial Group, Inc.	30,500	3,705,750
Assurant, Inc.	48,479	5,820,874
Reinsurance Group of America, Inc.	40,000	5,310,400
The Travelers Companies, Inc.	55,988	9,596,903
		24,433,927
TOTAL FINANCIALS		79,735,695
HEALTH CARE - 12.0%
Health Care Providers & Services - 5.9%
AdaptHealth Corp. (b)	240,171	2,985,326
Centene Corp. (b)	135,006	8,533,729
Cigna Group	37,082	9,475,563
CVS Health Corp.	51,141	3,800,288
Tenet Healthcare Corp. (b)	60,065	3,569,062
		28,363,968
Pharmaceuticals - 6.1%
AstraZeneca PLC sponsored ADR	132,498	9,196,686
Jazz Pharmaceuticals PLC (b)	42,125	6,164,151
Roche Holding AG (participation certificate)	23,673	6,764,385
Sanofi SA sponsored ADR	134,549	7,322,157
		29,447,379
TOTAL HEALTH CARE		57,811,347
INDUSTRIALS - 16.4%
Aerospace & Defense - 1.4%
The Boeing Co. (b)	31,827	6,761,010
Air Freight & Logistics - 1.4%
FedEx Corp.	29,907	6,833,450
Building Products - 1.1%
Builders FirstSource, Inc. (b)	60,885	5,405,370
Commercial Services & Supplies - 0.9%
The Brink's Co.	62,834	4,197,311
Construction & Engineering - 1.1%
Willscot Mobile Mini Holdings (b)	110,842	5,196,273
Electrical Equipment - 1.7%
Regal Rexnord Corp.	38,845	5,466,657
Sensata Technologies, Inc. PLC	58,100	2,906,162
		8,372,819
Ground Transportation - 2.2%
RXO, Inc.	78,888	1,549,360
U-Haul Holding Co. (non-vtg.) (c)	91,167	4,727,009
XPO, Inc. (b)	133,543	4,260,022
		10,536,391
Industrial Conglomerates - 1.3%
General Electric Co.	65,022	6,216,103
Machinery - 3.1%
Allison Transmission Holdings, Inc.	62,100	2,809,404
Flowserve Corp.	120,061	4,082,074
Kennametal, Inc. (c)	123,852	3,415,838
Timken Co.	56,484	4,615,872
		14,923,188
Professional Services - 1.7%
Concentrix Corp.	35,559	4,322,196
Manpower, Inc.	47,642	3,931,894
		8,254,090
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (b)	38,117	2,243,185
TOTAL INDUSTRIALS		78,939,190
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 1.3%
Lumentum Holdings, Inc. (b)	118,297	6,389,221
Electronic Equipment & Components - 1.5%
Flex Ltd. (b)	312,595	7,192,811
Software - 0.7%
NCR Corp. (b)	146,186	3,448,528
TOTAL INFORMATION TECHNOLOGY		17,030,560
MATERIALS - 8.5%
Chemicals - 4.6%
Axalta Coating Systems Ltd. (b)	154,718	4,686,408
Methanex Corp. (c)	93,100	4,331,943
Olin Corp.	84,613	4,696,022
The Chemours Co. LLC	106,900	3,200,586
Tronox Holdings PLC	153,000	2,200,140
Westlake Corp.	27,300	3,166,254
		22,281,353
Containers & Packaging - 0.8%
Crown Holdings, Inc.	47,649	3,941,049
Metals & Mining - 2.5%
Arconic Corp. (b)	285,804	7,496,639
Glencore PLC	798,800	4,596,470
		12,093,109
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	50,500	2,737,605
TOTAL MATERIALS		41,053,116
REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 4.9%
CubeSmart	127,399	5,888,382
Equity Lifestyle Properties, Inc.	39,101	2,624,850
Prologis (REIT), Inc.	62,943	7,853,398
Welltower, Inc.	103,515	7,420,990
		23,787,620
Real Estate Management & Development - 1.2%
Jones Lang LaSalle, Inc. (b)	38,280	5,569,357
TOTAL REAL ESTATE		29,356,977
UTILITIES - 5.8%
Electric Utilities - 4.1%
Constellation Energy Corp.	58,718	4,609,363
Edison International	71,361	5,037,373
Entergy Corp.	26,517	2,856,942
PG&E Corp. (b)	440,016	7,115,059
		19,618,737
Independent Power and Renewable Electricity Producers - 1.0%
The AES Corp.	198,850	4,788,308
Multi-Utilities - 0.7%
Sempra Energy	22,079	3,337,462
TOTAL UTILITIES		27,744,507
TOTAL COMMON STOCKS (Cost $419,709,941)		479,898,824

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (d)	1,692,001	1,692,339
Fidelity Securities Lending Cash Central Fund 4.87% (d)(e)	23,010,420	23,012,721
TOTAL MONEY MARKET FUNDS (Cost $24,705,060)		24,705,060

TOTAL INVESTMENT IN SECURITIES - 104.8% (Cost $444,415,001)	504,603,884
NET OTHER ASSETS (LIABILITIES) - (4.8)%	(23,089,239)
NET ASSETS - 100.0%	481,514,645

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,885,464 or 0.6% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	9,324,719	26,121,570	33,753,950	106,685	-	-	1,692,339	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	2,787,331	44,989,982	24,764,592	9,935	-	-	23,012,721	0.1%
Total	12,112,050	71,111,552	58,518,542	116,620	-	-	24,705,060

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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